Other Payables And Accrued Expenses (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Long term vacation		$ 26,166	$ 24,661
Payroll and related expenses		160,413,000	153,496,000
Provision for vacation pay		44,477,000	48,314,000
Provision for income tax, net of advances		27,842,000	34,190,000
Other income tax liabilities		31,435,000	3,100,000
Value added tax (“VAT”) payable		13,651,000	18,333,000
Provision for royalties		36,105,000	34,467,000
Provision for warranty		199,449,000	205,020,000
Derivative instruments		8,289,000	40,313,000
Deferred income tax, net		545,000	3,237,000
Provision for losses on long-term contracts	[1]	36,511,000	50,203,000
Other	[2]	181,150,000	168,087,000
Other payables and accrued expenses		739,867,000	$ 758,760,000
Provision in related to cessation program with foreign customer		$ 4,949,000

[1]	Includes a provision of $4,949 as of December 31, 2015 and 2014, related to the cessation of a program with a foreign customer
[2]	Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers